Derivative liability (Detail Textuals)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	33 Months Ended
	May 10, 2012 Stock_Warrant_Unit	Oct. 03, 2011 Stock_Warrant_Unit	Oct. 07, 2011 Stock_Warrant_Unit	Feb. 27, 2012 Stock_Warrant_Unit	Jan. 23, 2012 Stock_Warrant_Unit	Nov. 11, 2011 Stock_Warrant_Unit	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 USD ($) Stock_Warrant_Unit	Dec. 31, 2012 CAD
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of units issued for services in settlement of accounts payable	50,000	500,000	100,000	560,000	4,150,000	50,000			5,410,000	5,410,000
Cash proceeds for units issued for services in settlement of accounts payable									$ 2,671,923	2,705,000
Proceeds of units issued held in escrow							3,000,000	3,000,000